Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000028524
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	10.01%	6.64%		10.38%
C000028521
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.07%	5.45%		9.63%
C000028523
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.90%	5.58%		9.28%
C000028527
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	10.04%	6.67%		10.42%
C000028526
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K
Average Annual Return, Percent	9.75%	6.37%		10.11%
C000028525
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	9.33%	6.00%		9.72%
C000159958
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	10.13%	6.75%	10.00%
Without Sales Load [Member] | C000028524
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%	6.64%		10.38%
Without Sales Load [Member] | C000028521
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%	6.38%		10.11%
Without Sales Load [Member] | C000028523
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%	5.58%		9.28%
Without Sales Load [Member] | C000028527
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%	6.67%		10.42%
Without Sales Load [Member] | C000028526
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	6.37%		10.11%
Without Sales Load [Member] | C000028525
Average Annual Return [Line Items]
Average Annual Return, Percent	9.33%	6.00%		9.72%
Without Sales Load [Member] | C000159958
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%	6.75%	10.00%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%		13.15%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.15%	15.00%	13.50%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		8.92%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		8.92%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		8.92%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		8.92%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		8.92%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%		8.92%
AllianceBernstein Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	12.80%	7.64%	7.72%